SCHEDULE OF RECONCILIATION OF COMPUTED EXPECTED INCOME TAXES TO EFFECTIVE INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax at federal income tax rate	21.00%	21.00%
State income tax, net of federal tax	2.95%	4.92%
Foreign tax differential	0.00%	(0.01%)
Non-deductible expenses/excludable items	(0.05%)	(0.74%)
Convertible debt	(9.16%)	(11.92%)
Credits	(0.18%)	0.00%
Other	2.72%	(3.34%)
Change in valuation allowance	(17.35%)	(9.90%)
(Provision) benefit for income taxes	(0.07%)	0.01%